Goodwill, Software And Other Intangible Assets (Schedule Of Major Components Of Software And Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Intangible Assets by Major Class [Line Items]
Accumulated amortization	¥ (5,390,151)	¥ (5,099,133)
Total amortizable intangible assets	1,566,942	1,640,031
Total non-amortizable intangible assets	94,566	71,075
Total	1,661,508	1,711,106
Trademarks And Trade Names
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	55,859	54,283
Rights to Acquire Building
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	16,792	16,792
Other Indefinite Lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	21,915
Computer Software
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	6,129,753	5,954,842
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	337,496	336,510
Other Intangibles
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	¥ 489,844	¥ 447,812